---------------------------
                          Annual Report July 31, 1998
                          ---------------------------

                                   OPPENHEIMER

                                      Cash
                                    Reserves


                               [GRAPHIC OMITTED]



                                     [LOGO]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 4 An Interview
   with Your Fund's
   Manager

 8 Financial
   Statements

23 Independent
   Auditors' Report

24 Federal
   Income Tax
   Information

25 Officers and
   Trustees

28 Information and
   Services


Report highlights
--------------------------------------------------------------------------------

o The U.S. economy has continued to grow at a healthy pace, while the Asian economic crisis shows no signs of improving. These two opposing forces have kept money market yields stable.



-----------------------------
 Current Yield
-----------------------------

For the 7-Day Period
Ended 7/31/98

Class A
 With             Without
 Compounding(1)   Compounding
-----------------------------
 4.65%            4.54%
-----------------------------

Class B
 With             Without
 Compounding(1)   Compounding
-----------------------------
 4.05%            3.97%
-----------------------------

Class C
 With             Without
 Compounding(1)   Compounding
-----------------------------
 4.01%            3.93%
-----------------------------


In reviewing performance, please remember that past performance does not guarantee future results. Yields will fluctuate.

An investment in a money market fund is neither insured nor guaranteed by the U.S. government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share. Total returns as of 7/31/98 do not reflect substantial changes that occurred as a result of market volatility in August and September 1998.

(1) Compounded yields assume reinvestment of dividends.


                        2 Oppenheimer Cash Reserves

 Dear shareholder,
--------------------------------------------------------------------------------

[PHOTO]

James C. Swain
Chairman
Oppenheimer
Cash Reserves

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Cash Reserves



The performance of the financial markets over the past several months could be viewed as "A Tale of Two Markets." Until mid-July, the excitement surrounding the stock market's continued ascent to new record highs overshadowed the favorable economic environment that existed for bonds: low inflation and declining interest rates. However, since that time, stocks have declined sharply amid heightened volatility. Yet, the bond market remains poised to benefit from the same positive economic conditions that existed earlier in the year.

     Why have stocks faltered lately? The financial crises in Asia and Russia have negatively affected the earnings of some large U.S. corporations and have contributed to a slow-down in U.S. economic growth. Although slower economic growth has been negative for stocks, it should not adversely impact bonds. That's because slower economic growth generally means fewer inflationary pressures and less likelihood that interest rates will rise.

     What should you do during this period of relative uncertainty? If you have well-defined long-term financial goals and an investment strategy designed to achieve them, we encourage you to stay the course. However, if you feel your financial plan is out-of-date or incomplete, now is the time to make improvements. The best way to cope with short-term volatility is to adhere to a long-term plan that contains proven strategies, such as diversification among various financial markets, geographic regions, investment styles and individual securities. A long-term plan will give you the focus and perspective you need to put short-term volatility in its proper context.

     As longstanding advocates of financial planning, we have been encouraged by our shareholders' rational responses to the latest market events. Many of you tell us that you have a long-term strategy in place, which includes diversifying your investment portfolio among a number of different asset classes in accordance with your tolerance for risk. At OppenheimerFunds, our portfolio management teams include seasoned professionals who have encountered extreme market volatility in the past, giving them the perspective required to address risks and take advantage of opportunities in turbulent markets. In our view, having a well-defined set of financial goals, a disciplined long-term strategy and the help of experienced investment professionals are all fundamental parts of The Right Way to Invest.

Sincerely,


/s/ James C. Swain           /s/ Bridget A. Macaskill

James C. Swain               Bridget A. Macaskill
August 21, 1998


                          3 Oppenheimer Cash Reserves

 An interview with your Fund's manager
--------------------------------------------------------------------------------

"Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%."

How has the Fund performed over the past year?

In a period of excitement and volatility for stock markets here and abroad, Oppenheimer Cash Reserves continued to provide stable returns. Particularly over the last six months, yields moved in a very narrow range, generally between 5.50% and 5.80%. As a result, the Federal Reserve Board, which raises and lowers short-term interest rates depending upon the outlook for inflation or recession, remained on the sidelines. That's because the economy continued to grow, but not fast enough to bring about inflation.

      For the fiscal year ended July 31, 1998, Oppenheimer Cash Reserves Class A Shares produced a compounded annual yield of 4.59%. Without compounding, the corresponding yield was 4.52%. The seven-day annual yields, with and without compounding, on July 31, 1998, were 4.65% and 4.54% respectively.(1) Over the past 12 months, the Fund maintained a stable share price of $1.00 per share, while providing a steady stream of monthly income.(2)

What economic factors impacted the portfolio?

Two opposing forces kept the Fed from raising or lowering rates, thus keeping money market yields stable. On one hand, the U.S. economy has continued to grow at a strong pace, with the unemployment rate at just 4.5% and consumer confidence soaring. On the other hand, the Asian financial crisis shows no signs of easing, which has weak-


(1) Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1.00 share price in the future.


                          4 Oppenheimer Cash Reserves
ened global demand for goods and services. Since the United States is a major exporter to Asia, slackening demand and devalued currencies in the Far East have created a dampening effect on U.S. inflation. Remarkably, seven years into an economic expansion, U.S. inflation is now trending below 2%.

Given this scenario, how did you manage the portfolio?

Since credit quality is our first concern, we would not attempt to boost the portfolio's yield by purchasing lower-quality securities. Such an approach wouldn't be very fruitful in this strong economic environment, because yields on lower quality commercial paper haven't been much higher. In addition, given the financial crisis in Asia, we continue to avoid money market securities backed by Japanese banks.

      To be sure, there are still opportunities to add yield to the portfolio without taking material credit risk. For example, we recently purchased a security issued by a major insurance company that was offering a slightly higher yield than the market for commercial paper. The security also carried a "put" option, which gives us the right to sell the security back to the issuer at the price we originally paid, should interest rates rise. The put option is important, because without it, rising interest rates would decrease the security's potential return.


                          5 Oppenheimer Cash Reserves

 An interview with your Fund's manager
--------------------------------------------------------------------------------


What is your outlook for the Fund?

During the rest of 1998 and beyond, we will continue to monitor global events so that we can position the portfolio accordingly. For instance, we expect that the effects of the Asian crisis will slow down the U.S. economy in the coming months, causing the Federal Reserve Board to lower short-term interest rates. In such an environment, we would lengthen the portfolio's maturity to lock in higher yields. However, if the Asian crisis diminishes and the U.S. economy remains strong, we would expect the Fed to raise short-term interest rates in order to keep inflation in check. In that event, we would keep the portfolio's average maturity short, allowing us to reinvest more quickly at higher yields. In either case, we will continue to invest conservatively, always keeping in mind your objectives of safety and liquidity, part of our commitment to keep OppenheimerFunds, The Right Way to Invest.


                           6 Oppenheimer Cash Reserves

 Financials
--------------------------------------------------------------------------------
















                          7 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Investments  July 31, 1998
--------------------------------------------------------------------------------


                                                                    Face          Value
                                                                    Amount        See Note 1
=============================================================================================
Certificates of Deposit--2.3%
---------------------------------------------------------------------------------------------
Deutsche Bank AG, 5.65%, 1/22/99                                    $ 3,000,000   $ 3,000,000
---------------------------------------------------------------------------------------------
Societe Generale, 5.87%, 9/30/98                                      4,000,000     4,000,121
                                                                                  -----------
Total Certificates of Deposit                                                       7,000,121

=============================================================================================
Direct Bank Obligations--2.6%
---------------------------------------------------------------------------------------------
Abbey National North America Corp., 5.47%, 10/30/98                   3,000,000     2,958,975
---------------------------------------------------------------------------------------------
National Westminster Bank of Canada, 5.523%, 11/2/98                  5,000,000     4,928,661
                                                                                  -----------
Total Direct Bank Obligations                                                       7,887,636

=============================================================================================
Letters of Credit--15.6%
---------------------------------------------------------------------------------------------
ABN Amro Bank PLC, guaranteeing commercial paper of Formosa
Plastics Corp., USA, Series A, 5.52%, 9/18/98                         4,200,000     4,169,088
---------------------------------------------------------------------------------------------
Barclays Bank PLC, guaranteeing commercial paper of:
Banca Serfin SA, Institucion de Banca Multiple, Group Financiero
Serfin, 5.42%, 11/23/98                                               4,000,000     3,931,220
Banco de Credito Nacionale, SA, Series B, 5.42%, 8/11/98              8,000,000     7,987,956
Nacionale Financiera, SNC, 5.525%, 11/19/98                           2,500,000     2,457,795
---------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, guaranteeing commercial paper of:
Banco de Galicia y Buenos Aires SA, 5.47%, 9/18/98                    3,000,000     2,978,120
Unibanco-Unia de Bancos Brasilieros SA, Series C, 5.52%, 10/19/98     3,000,000     2,963,660
---------------------------------------------------------------------------------------------
Credit Suisse, guaranteeing commercial paper of:
Daewoo International (America) Corp., 5.52%, 12/2/98                  3,000,000     2,943,420
Minmetals Capitals & Securities, Inc., 5.40%, 8/24/98                10,800,000    10,762,516
---------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of PEMEX
Capital, Inc., Series A, 5.52%, 10/2/98                               5,000,000     4,952,467
---------------------------------------------------------------------------------------------
Swiss Bank Corp., guaranteeing commercial paper of PEMEX
Capital, Inc., 5.52%, 9/18/98                                         5,000,000     4,963,200
                                                                                  -----------
Total Letters of Credit                                                            48,109,442


                          8 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                                Face          Value
                                                                Amount        See Note 1
=========================================================================================
Short-Term Notes--75.7%
-----------------------------------------------------------------------------------------
Asset-Backed--14.1%
Asset Backed Capital Finance, Inc.:
5.68%, 9/23/98(1)(2)                                            $ 2,500,000   $ 2,500,047
5.73%, 8/24/98(1)(2)                                              4,000,000     4,000,000
-----------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Series A, 5.47%, 9/1/98     3,500,000     3,483,514
-----------------------------------------------------------------------------------------
CXC, Inc.:
5.50%, 12/16/98(3)                                                5,000,000     4,895,347
5.515%, 12/7/98(3)                                                5,000,000     4,901,956
5.523%, 11/16/98(3)                                               3,000,000     2,950,753
-----------------------------------------------------------------------------------------
Falcon Asset Securitization Corp., 5.70%, 8/4/98(3)               5,000,000     4,997,625
-----------------------------------------------------------------------------------------
Preferred Receivables Funding Corp., 5.49%, 11/23/98(3)           3,000,000     2,947,845
-----------------------------------------------------------------------------------------
RACERS, Series 1998-MM-3-5, 5.563%, 8/31/98(1)(2)                 5,000,000     5,000,000
-----------------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.44%, 10/15/98(3)                                                3,000,000     2,966,000
5.44%, 9/10/98(3)                                                 5,000,000     4,969,778
                                                                              -----------
                                                                               43,612,865

-----------------------------------------------------------------------------------------
Beverages--3.5%
Coca-Cola Enterprises, Inc.:
5.48%, 10/23/98(3)                                                5,000,000     4,936,828
5.48%, 10/28/98(3)                                                2,000,000     1,973,209
5.50%, 12/21/98(3)                                                4,000,000     3,913,222
                                                                              -----------
                                                                               10,823,259

-----------------------------------------------------------------------------------------
Broker/Dealers--21.2%
Bear Stearns Cos., Inc.:
5.45%, 10/22/98                                                   4,000,000     3,950,344
5.47%, 10/28/98                                                   5,000,000     4,933,144
5.505%, 12/17/98                                                  5,000,000     4,894,487
-----------------------------------------------------------------------------------------
Goldman Sachs Group, LP, 5.51%, 9/24/98                           5,000,000     4,958,675
-----------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.52%, 12/8/98                    5,000,000     4,901,100
-----------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.43%, 10/14/98                                                   4,000,000     3,955,353
5.49%, 11/6/98                                                    5,000,000     4,926,038
5.607%, 10/8/98(1)                                                3,000,000     3,000,000
-----------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., 5.69%, 8/3/98(1)               10,000,000    10,000,000
-----------------------------------------------------------------------------------------
Republic New York Securities Corp., 5.94%, 8/3/98(1)              8,000,000     8,000,000
-----------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.:
5.50%, 11/16/98                                                   7,000,000     6,885,569
5.717%, 10/20/98(1)                                               5,000,000     5,000,000
                                                                              -----------
                                                                               65,404,710


                          9 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                               Face          Value
                                                               Amount        See Note 1
----------------------------------------------------------------------------------------
Commercial Finance--9.2%
CIT Group Holdings, Inc., 5.50%, 9/14/98                       $ 5,000,000   $ 4,966,389
----------------------------------------------------------------------------------------
Countrywide Home Loans:
5.54%, 8/25/98                                                   4,700,000     4,682,641
5.60%, 8/21/98                                                   3,500,000     3,489,111
----------------------------------------------------------------------------------------
FINOVA Capital Corp.:
5.67%, 9/11/98                                                   4,000,000     3,974,808
5.55%, 11/13/98                                                  4,000,000     3,935,867
----------------------------------------------------------------------------------------
Heller Financial, Inc., 5.58%, 11/30/98                          7,500,000     7,359,338
                                                                             -----------
                                                                              28,408,154

----------------------------------------------------------------------------------------
Consumer Finance--6.5%
Beneficial Corp.:
5.505%, 9/23/98                                                  5,000,000     4,959,477
5.55%, 8/6/98                                                    5,000,000     4,996,146
----------------------------------------------------------------------------------------
Island Finance Puerto Rico, Inc.:
5.51%, 9/24/98                                                   5,000,000     4,958,675
5.57%, 8/4/98                                                    5,000,000     4,997,679
                                                                             -----------
                                                                              19,911,977

----------------------------------------------------------------------------------------
Diversified Financial--3.2%
General Motors Acceptance Corp., 5.50%, 2/19/99                  5,000,000     4,845,694
----------------------------------------------------------------------------------------
Household Finance Corp., 5.637%, 9/9/98(1)                       5,000,000     5,000,000
                                                                             -----------
                                                                               9,845,694

----------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.6%
Baxter International, Inc., 5.56%, 8/5/98(3)                     5,000,000     4,996,911
----------------------------------------------------------------------------------------
Insurance--10.4%
AIG Life Insurance Co., 5.668%, 8/3/98(1)(2)                     7,000,000     7,000,000
----------------------------------------------------------------------------------------
Pacific Mutual Life Insurance Co., 5.667%, 8/3/98(1)(2)          5,000,000     5,000,000
----------------------------------------------------------------------------------------
Protective Life Insurance Co., 5.698%, 8/3/98(1)                 5,000,000     5,000,000
----------------------------------------------------------------------------------------
Security Benefit Life Insurance Co., 5.686%, 8/15/98(1)         10,000,000    10,000,000
----------------------------------------------------------------------------------------
TransAmerica Life Insurance & Annuity Co., 5.668%, 8/3/98(1)     5,000,000     5,000,000
                                                                             -----------
                                                                              32,000,000

----------------------------------------------------------------------------------------
Leasing & Factoring--2.4%
American Honda Finance Corp.:
5.51%, 12/4/98                                                   2,550,000     2,501,214
5.687%, 10/20/98(1)(3)                                           5,000,000     5,000,000
                                                                             -----------
                                                                               7,501,214


                          10 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                                             Face           Value
                                                             Amount         See Note 1
----------------------------------------------------------------------------------------
Nondurable Household Goods--2.0%
Newell Co., 5.70%, 8/3/98(3)                                 $ 6,200,000    $  6,198,037
----------------------------------------------------------------------------------------
Oil-Integrated--1.6%
Fina Oil & Chemical Co., 5.52%, 8/14/98(3)                     5,000,000       4,990,033
                                                                            ------------
Total Short-Term Notes                                                       233,692,854

========================================================================================
Foreign Government Obligations--1.6%
----------------------------------------------------------------------------------------
Comision Federal de Electricidad, Series A, 5.56%, 8/25/98     5,000,000       4,981,467

----------------------------------------------------------------------------------------
Total Investments, at Value                                         97.8%    301,671,520
----------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                      2.2       6,911,136
                                                             -----------    ------------
Net Assets                                                         100.0%   $308,582,656
                                                             ===========    ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

(1) Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on July 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

(2) Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $23,500,047, or 7.62% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

(3) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $60,637,544, or 19.65% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

See accompanying Notes to Financial Statements.


                          11 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities  July 31, 1998
--------------------------------------------------------------------------------


===============================================================================
Assets
Investments, at value                                             $ 301,671,520
-------------------------------------------------------------------------------
Cash                                                                    621,237
--------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                    8,158,051
Interest                                                                642,966
-------------------------------------------------------------------------------
Other                                                                    32,246
                                                                  -------------
Total assets                                                        311,126,020

===============================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                1,860,246
Dividends                                                               417,265
Transfer and shareholder servicing agent fees                           170,955
Distribution and service plan fees                                       31,002
Other                                                                    63,896
                                                                  -------------
Total liabilities                                                     2,543,364

===============================================================================
Net Assets                                                        $ 308,582,656
                                                                  =============

===============================================================================
Composition of Net Assets
Paid-in capital                                                   $ 308,587,651
-------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                 (4,995)
                                                                  -------------
Net assets                                                        $ 308,582,656
                                                                  =============


                          12 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $210,476,996 and 210,538,153 shares of
beneficial interest outstanding)                                           $1.00

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $80,004,517 and 80,003,530 shares of beneficial interest
outstanding)                                                               $1.00

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $18,101,143 and 18,100,638 shares of beneficial interest
outstanding)                                                               $1.00

See accompanying Notes to Financial Statements.


                          13 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statement of Operations  For the Year Ended July 31, 1998
--------------------------------------------------------------------------------


================================================================================
Investment Income
Interest                                                             $15,850,050

================================================================================
Expenses
Management fees--Note 3                                                1,368,194
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3                  1,186,442
--------------------------------------------------------------------------------
Distribution and service plan fees--Note 3:
Class A                                                                  367,827
Class B                                                                  547,120
Class C                                                                  114,479
--------------------------------------------------------------------------------
Shareholder reports                                                      214,706
--------------------------------------------------------------------------------
Registration and filing fees                                             142,371
--------------------------------------------------------------------------------
Custodian fees and expenses                                               28,567
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                               15,602
--------------------------------------------------------------------------------
Insurance expenses                                                         4,845
--------------------------------------------------------------------------------
Trustees' fees and expenses                                                2,527
--------------------------------------------------------------------------------
Other                                                                      8,659
                                                                     -----------
Total expenses                                                         4,001,339

================================================================================
Net Investment Income                                                 11,848,711

================================================================================
Net Realized Gain on Investments                                             522

================================================================================
Net Increase in Net Assets Resulting from Operations                 $11,849,233
                                                                     ===========

See accompanying Notes to Financial Statements.


                          14 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                       Year Ended July 31,
                                                       1998             1997
=====================================================================================
Operations
Net investment income                                  $  11,848,711    $  10,745,370
-------------------------------------------------------------------------------------
Net realized gain                                                522            2,265
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      11,849,233       10,747,635

=====================================================================================
Dividends and Distributions to Shareholders
Class A                                                   (8,374,810)      (7,785,359)
Class B                                                   (2,871,927)      (2,546,870)
Class C                                                     (601,974)        (413,141)

=====================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting
from beneficial interest transactions--Note 2:
Class A                                                   37,506,804        2,937,563
Class B                                                   25,995,434      (31,565,083)
Class C                                                    8,976,542       (2,592,039)

=====================================================================================
Net Assets
Total increase (decrease)                                 72,479,302      (31,217,294)
-------------------------------------------------------------------------------------
Beginning of period                                      236,103,354      267,320,648
                                                       -------------    -------------
End of period                                          $ 308,582,656    $ 236,103,354
                                                       =============    =============

See accompanying Notes to Financial Statements.


                          15 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

                                             Class A
                                             --------------------------------
                                             Year Ended July 31,
                                             1998        1997        1996(2)
=============================================================================
Per Share Operating Data
Net asset value, beginning of period            $1.00       $1.00       $1.00
-----------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain           .04         .04         .03
Dividends and distributions to shareholders      (.04)       (.04)       (.03)
-----------------------------------------------------------------------------
Net asset value, end of period                  $1.00       $1.00       $1.00
                                                =====       =====       =====

=============================================================================
Total Return(5)                                  4.61%       4.41%       2.68%

=============================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $210,477    $172,970    $170,031
-----------------------------------------------------------------------------
Average net assets (in thousands)            $186,795    $179,948    $149,889
-----------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.48%       4.33%       4.47%(6)
Expenses                                         1.28%       1.29%       1.06%(6)

(1) For the period from December 1, 1993 (inception of offering) to December 31, 1993.

(2) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

(3) For the period from August 17, 1993 (inception of offering) to December 31, 1993. Oppenheimer Cash Reserves

(4) Less than $.005 per share.


                          16 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               Class A                           Class B
                                               ------------------------------    -----------------------------
                                               Year Ended December 31,           Year Ended July 31,
                                               1995        1994       1993       1998       1997       1996(2)
==============================================================================================================
Per Share Operating Data
Net asset value, beginning of period              $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain             .05        .03        .02        .04        .04        .02
Dividends and distributions to shareholders        (.05)      (.03)      (.02)      (.04)      (.04)      (.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                                  =====      =====      =====      =====      =====      =====

==============================================================================================================
Total Return(5)                                    4.84%      3.22%      2.05%      3.98%      3.82%      2.35%

==============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $148,529    $99,361    $70,924    $80,005    $54,009    $85,573
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $105,349    $87,908    $76,910    $73,003    $67,333    $49,226
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                              4.71%      3.25%      1.99%      3.93%      3.78%      3.91%(6)
Expenses                                           1.36%      1.32%      1.55%      1.83%      1.84%      1.61%(6)

(5) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

(6) Annualized.


                          17 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                             Class B  (continued)
                                             -----------------------------
                                             Year Ended December 31,
                                             1995       1994         1993(3)
==========================================================================
Per Share Operating Data
Net asset value, beginning of period           $1.00      $1.00      $1.00
--------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain          .04        .03         --(4)
Dividends and distributions to shareholders     (.04)      (.03)        --(4)
--------------------------------------------------------------------------
Net asset value, end of period                 $1.00      $1.00      $1.00
                                               =====      =====      =====

==========================================================================
Total Return(5)                                 4.26%      2.54%      0.56%

==========================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $37,378    $46,803       $628
--------------------------------------------------------------------------
Average net assets (in thousands)            $35,360    $21,262       $454
--------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           4.15%      3.05%      1.49%(6)
Expenses                                        1.92%      1.89%      2.12%(6)

(1) For the period from December 1, 1993 (inception of offering) to December 31, 1993.

(2) For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.

(3) For the period from August 17, 1993 (inception of offering) to December 31, 1993.

(4) Less than $.005 per share.


                          18 Oppenheimer Cash Reserves

                                             Class C
                                             -----------------------------------------------------------------
                                             Year Ended July 31,                  Year Ended December 31,
                                             1998       1997       1996(2)        1995       1994        1993(1)
==============================================================================================================
Per Share Operating Data
Net asset value, beginning of period           $1.00      $1.00      $1.00         $1.00      $1.00      $1.00
--------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain          .04        .04        .02           .04        .02         --(4)
Dividends and distributions to shareholders     (.04)      (.04)      (.02)         (.04)      (.02)        --(4)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00      $1.00      $1.00         $1.00      $1.00      $1.00
                                               =====      =====      =====         =====      =====      =====

==============================================================================================================
Total Return(5)                                 3.99%      3.84%      2.35%         4.21%      2.51%      0.14%

==============================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $18,101     $9,125    $11,717        $5,024     $5,604         $1
--------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $15,297    $10,930     $6,333        $6,040     $2,107         $1
--------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           3.94%      3.78%      3.91%(6)      4.12%      3.19%      1.18%(6)
Expenses                                        1.83%      1.85%      1.61%(6)      1.97%      1.90%      2.35%(6)

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

6. Annualized.

See accompanying Notes to Financial Statements.


                          19 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.


                          20 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

               The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                              Year Ended July 31, 1998        Year Ended July 31, 1997
                              ----------------------------    ----------------------------
                              Shares         Amount           Shares         Amount
------------------------------------------------------------------------------------------
Class A:
Sold                           724,810,258   $ 724,810,258     539,202,800   $ 539,202,800
Dividends and distributions
reinvested                       7,669,695       7,669,695       7,258,877       7,258,877
Redeemed                      (694,973,149)   (694,973,149)   (543,524,114)   (543,524,114)
                              ------------   -------------    ------------   -------------
Net increase                    37,506,804   $  37,506,804       2,937,563   $   2,937,563
                              ============   =============    ============   =============

------------------------------------------------------------------------------------------
Class B:
Sold                           298,115,568   $ 298,115,568     228,968,814   $ 228,968,814
Dividends and distributions
reinvested                       2,362,655       2,362,655       2,072,482       2,072,482
Redeemed                      (274,482,789)   (274,482,789)   (262,606,379)   (262,606,379)
                              ------------   -------------    ------------   -------------
Net increase (decrease)         25,995,434   $  25,995,434     (31,565,083)  $ (31,565,083)
                              ============   =============    ============   =============

------------------------------------------------------------------------------------------
Class C:
Sold                           166,744,272   $ 166,744,272      72,171,736   $  72,171,736
Dividends and distributions
reinvested                         490,146         490,146         343,761         343,761
Redeemed                      (158,257,876)   (158,257,876)    (75,107,536)    (75,107,536)
                              ------------   -------------    ------------   -------------
Net increase (decrease)          8,976,542   $   8,976,542      (2,592,039)  $  (2,592,039)
                              ============   =============    ============   =============


                          21 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
3. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% on the first $250 million of average annual net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average annual net assets in excess of $1 billion.

               Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $457,869 and $9,700, respectively, of which $32,713 was paid to an affiliated broker/dealer for Class B shares.

               OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

               The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.20% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the year ended July 31, 1998, OFDI paid $92,868 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

               The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, for its services rendered in distributing Class B and Class C shares. OFDI is also authorized to receive a service fee of 0.25% per year to compensate dealers providing personal services for accounts that hold Class B and Class C shares. At present, these service fees are set at zero for Class B and Class C shares. Each fee is computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the year ended July 31, 1998, OFDI retained $547,120 and $114,479, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated.


                          22 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
The Board of Trustees and Shareholders of
Oppenheimer Cash Reserves:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer Cash Reserves as of July 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended July 31, 1998 and 1997, and the financial highlights for the period January 1, 1993, to July 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer Cash Reserves at July 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Denver, Colorado
August 21, 1998


                          23 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 1999, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1998. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

               None of the dividends paid by the Fund during the fiscal year ended July 31, 1998, are eligible for the corporate dividend-received deduction.

               The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                          24 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 Oppenheimer Cash Reserves
--------------------------------------------------------------------------------


================================================================================
Officers and Trustees    James C. Swain, Chairman and Chief Executive Officer
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Sam Freedman, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Ned M. Steel, Trustee
                         George C. Bowen, Trustee, Vice President, Treasurer and
                           Assistant Secretary
                         Andrew J. Donohue, Vice President and Secretary
                         Carol E. Wolf, Vice President
                         Arthur J. Zimmer, Vice President
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor       OppenheimerFunds, Inc.

================================================================================
Distributor              OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of             Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors     Deloitte & Touche LLP

================================================================================
Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         This is a copy of a report to shareholders of Oppenheimer Cash Reserves. This report must be preceded or accompanied by a Prospectus of Oppenheimer Cash Reserves. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                          25 Oppenheimer Cash Reserves

--------------------------------------------------------------------------------
 OppenheimerFunds Family
--------------------------------------------------------------------------------


============================================================================================
Real Asset Funds
--------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

============================================================================================
Global Stock Funds
--------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund       Quest Global Value Fund
International Small           Global Fund                     Global Growth & Income Fund
 Company Fund

============================================================================================
Stock Funds
--------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                     Growth Fund
Discovery Fund                Capital Appreciation Fund       Disciplined Value Fund
Quest Small Cap Value Fund    Quest Capital Value Fund        Quest Value Fund

============================================================================================
Stock & Bond Funds
--------------------------------------------------------------------------------------------
Main Street Income &          Total Return Fund               Disciplined Allocation Fund
 Growth Fund                  Quest Balanced                  Multiple Strategies Fund
Quest Opportunity              Value Fund(1)                  Convertible Securities Fund(2)
 Value Fund                   Equity Income Fund

============================================================================================
Taxable Bond Funds
--------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund            U.S. Government Trust
World Bond Fund               Strategic Income Fund           Limited-Term Government Fund
High Yield Fund               Bond Fund

============================================================================================
Municipal Bond Funds
--------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)  Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund             Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund          Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund      Municipal Fund

============================================================================================
Money Market Funds(4)
--------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

(1) On 5/18/98, the Fund's name was changed from "Quest Growth & Income Value Fund."

(2) On 4/28/98, the Fund's name was changed from "Bond Fund for Growth."

(3) Available only to investors in certain states.

(4) An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.


                          26 Oppenheimer Cash Reserves

 Information and services
--------------------------------------------------------------------------------

Internet
24-hr access to account
information. Online
transactions now available

-------------------------
 www.oppenheimerfunds.com
-------------------------

General Information
Mon-Fri 8:30am-9pm ET
Sat 10am-4pm ET

-------------------------
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-------------------------

Account Transactions
Mon-Fri 8:30am-8pm ET

-------------------------
 1-800-852-8457
-------------------------

PhoneLink
24-hr automated information
and automated transactions

-------------------------
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-------------------------

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Mon-Fri 8:30am-2pm ET

-------------------------
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-------------------------


OppenheimerFunds
Information Hotline
24 hours a day, timely and
insightful messages on the
economy and issues that
affect your investments

-------------------------
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-------------------------


As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

      And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

      When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number or by visiting our website. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number or website to make investments.

      For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

      You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

      So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

                                                       [LOGO]OppenheimerFunds(R)
                                                               Distributor, Inc.

RA0760.001.0798  September 29, 1998